Income and other taxes - Reconciliation of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [Abstract]
Beginning balance deferred tax liability (asset)	$ 169,738	$ 171,179
Deferred income tax recovery charged to statement of operations	(144,550)	(2,297)
Deferred income tax liability charged to equity	24,943	0
Deferred income tax expense charged to equity	24,772	856
Ending balance deferred tax liability (asset)	$ 74,903	$ 169,738